UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-21410

THE WEITZ FUNDS

(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Address of principal executive offices)

Wallace R. Weitz & Company

The Weitz Funds

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments in Securities June 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS — 85.0%

Consumer Discretionary — 22.8%

Broadcasting & Cable TV — 10.2%
Liberty Global, Inc. - Series C*	2,021,333	$31,957,274
Comcast Corp. - CL A Special	2,150,000	30,315,000
Liberty Media Corp. - Entertainment - Series A*	900,000	24,075,000
Cumulus Media, Inc. - CL A*	1,040,000	967,200
Adelphia Recovery Trust, Series ACC-7* #	3,535,000	—

		87,314,474
Media — 7.2%
Liberty Media Corp. - Capital - Series A*	2,000,000	27,120,000
The Washington Post Co. - CL B	60,000	21,130,800
News Corp. - CL A	1,500,000	13,665,000

		61,915,800
Retailing — 4.4%
Liberty Media Corp. - Interactive - Series A*	4,500,000	22,545,000
Lowe’s Companies, Inc.	800,000	15,528,000

		38,073,000
Education Services — 1.0%
Apollo Group, Inc. - CL A*	125,000	8,890,000

		196,193,274

Financials — 21.7%

Insurance — 11.5%
Berkshire Hathaway, Inc. - CL B*	34,300	99,323,539

Mortgage REIT’s — 4.7%
Redwood Trust, Inc.	2,732,800	40,336,128
Realty Finance Corp.	439,200	23,717

		40,359,845
Diversified Financials — 3.7%
American Express Co.(a)	1,350,000	31,374,000

Banks — 1.8%
Wells Fargo & Co.(a)	652,500	15,829,650

		186,887,034

Health Care — 10.4%

Managed Health Care — 7.1%
WellPoint, Inc.*	800,000	40,712,000
UnitedHealth Group, Inc.	840,000	20,983,200

		61,695,200

VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Health Care Equipment & Services — 3.3%
Omnicare, Inc.	1,100,000	$28,336,000

		90,031,200

Information Technology — 10.0%

Software & Services — 5.8%
Microsoft Corp.	1,500,000	35,655,000
eBay, Inc.*	600,000	10,278,000
Google, Inc. - CL A*	10,000	4,215,900

		50,148,900
Technology Hardware & Equipment — 4.2%
Dell, Inc.*	2,600,000	35,698,000

		85,846,900

Industrials — 7.6%

Transportation — 4.2%
United Parcel Service, Inc.	525,000	26,244,750
Burlington Northern Santa Fe Corp.	130,000	9,560,200

		35,804,950
Industrial Conglomerates — 2.4%
Tyco International Ltd.	800,000	20,784,000

Building Products — 1.0%
USG Corp.*	850,000	8,559,500

		65,148,450

Telecommunication Services — 4.1%

Telecommunication Services — 4.1%
Telephone and Data Systems, Inc. - Special	1,369,905	35,562,734

Materials — 3.5%

Construction Materials — 3.2%
Martin Marietta Materials, Inc.	200,000	15,776,000
Vulcan Materials Co.	277,000	11,938,700

		27,714,700
Fertilizers & Agricultural Chemicals — 0.3%
Potash Corporation of Saskatchewan, Inc.	25,000	2,326,250

		30,040,950

VALUE FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Consumer Staples — 2.8%

Hypermarkets & Super Centers — 1.1%
Wal-Mart Stores, Inc.	200,000	$9,688,000

Household & Personal Products — 1.0%
The Procter & Gamble Co.	165,000	8,431,500

Food Beverage & Tobacco — 0.7%
Diageo PLC - Sponsored ADR	100,000	5,725,000

		23,844,500

Energy — 2.1%

Energy — 2.1%
XTO Energy, Inc.	250,000	9,535,000
ConocoPhillips	210,900	8,870,454
EOG Resources, Inc.	1,800	122,256

		18,527,710

Total Common Stocks (Cost $941,688,037)		732,082,752

CORPORATE BONDS — 0.9%

Mohawk Industries, Inc. 6.25% 1/15/11 (Cost $7,267,100)	$8,000,000	7,781,400

SHORT-TERM SECURITIES — 14.4%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 0.08%(b)	33,902,631	33,902,631
U.S. Treasury Bills, 0.14% to 0.19%, 9/03/09 to 10/22/09(c)	$90,000,000	89,963,220

Total Short-Term Securities (Cost 123,864,523)		123,865,851

Total Investments in Securities (Cost $1,072,819,660)		863,730,003
Options Written — (0.3%)		(2,819,650)
Other Liabilities in Excess of Other Assets — (0.0%)		(134,645)

Net Assets — 100.0%		$860,775,708

Net Asset Value Per Share		$19.70

VALUE FUND

Schedule of Investments in Securities, Continued

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

American Express Co.	July 2009 / $22.50	300,000	$(420,000)
American Express Co.	July 2009 / $25	300,000	(120,000)
American Express Co.	July 2009 / $27.50	500,000	(50,000)
American Express Co.	July 2009 / $30	250,000	(6,250)
Wells Fargo & Co.	July 2009 / $20	452,500	(2,063,400)
Wells Fargo & Co.	July 2009 / $25	200,000	(160,000)

Total Options Written (premiums received $5,458,826)			$(2,819,650)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged on outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2009.
(c)	Interest rates presented represent the yield to maturity at the date of purchase.

PARTNERS VALUE FUND

Schedule of Investments in Securities June 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS — 81.9%

Consumer Discretionary — 30.1%

Broadcasting & Cable TV — 12.2%
Comcast Corp. - CL A Special	1,300,000	$18,330,000
Liberty Global, Inc. - Series C*	1,121,400	17,729,334
Liberty Media Corp. - Entertainment - Series A*	500,000	13,375,000
Discovery Communications, Inc.*	500,000	11,275,000
Adelphia Recovery Trust, Series ACC-7* #	2,310,000	—

		60,709,334
Retailing — 8.5%
Liberty Media Corp. - Interactive - Series A*	3,050,000	15,280,500
Cabela’s, Inc. - CL A*	1,100,000	13,530,000
Lowe’s Companies, Inc.	450,000	8,734,500
Ticketmaster*	720,000	4,622,400

		42,167,400
Consumer Services — 3.8%
Coinstar, Inc.*	450,000	12,015,000
Interval Leisure Group, Inc.*	720,000	6,710,400

		18,725,400
Media — 3.4%
The Washington Post Co. - CL B	33,500	11,798,030
Daily Journal Corp.* †	99,880	4,709,342
Liberty Media Corp. - Capital - Series A*	50,000	678,000

		17,185,372
Consumer Durables & Apparel — 2.2%
Mohawk Industries, Inc.* (a)	312,402	11,146,503

		149,934,009

Financials — 18.9%

Insurance — 11.0%
Berkshire Hathaway, Inc. - CL B*	15,000	43,435,950
Willis Group Holdings Ltd.	450,000	11,578,500

		55,014,450
Mortgage REIT’s — 4.7%
Redwood Trust, Inc.	1,580,000	23,320,800

Diversified Financials — 3.2%
American Express Co.(a)	675,000	15,687,000

		94,022,250

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Health Care — 12.0%

Managed Health Care — 7.0%
WellPoint, Inc.*	455,000	$23,154,950
UnitedHealth Group, Inc.	470,000	11,740,600

		34,895,550
Health Care Equipment & Services — 5.0%
Omnicare, Inc.	575,000	14,812,000
Laboratory Corporation of America Holdings*	150,000	10,168,500

		24,980,500

		59,876,050
Information Technology — 6.5%

Technology Hardware & Equipment — 3.9%
Dell, Inc.*	1,400,000	19,222,000

Software & Services — 2.6%
Microsoft Corp.	550,000	13,073,500

		32,295,500

Materials — 6.0%

Construction Materials — 6.0%
Eagle Materials, Inc.	550,000	13,882,000
Martin Marietta Materials, Inc.	150,000	11,832,000
Vulcan Materials Co.	100,000	4,310,000

		30,024,000

Telecommunication Services — 4.1%

Telecommunication Services — 4.1%
Telephone and Data Systems, Inc. - Special	790,000	20,508,400

Industrials — 2.9%

Industrial Conglomerates — 2.1%
Tyco International Ltd.	400,000	10,392,000

Professional Services — 0.5%
The Corporate Executive Board Co.	120,000	2,491,200

Building Products — 0.3%
USG Corp.*	150,000	1,510,500

		14,393,700

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Energy — 1.4%

Energy — 1.4%
XTO Energy, Inc.	180,000	$6,865,200

Total Common Stocks (Cost $538,409,103)		407,919,109

SHORT-TERM SECURITIES — 18.2%

Wells Fargo Advantage Government Money Market Fund-Institutional Class 0.08%(b)	15,844,037	15,844,037
U.S. Treasury Bills, 0.14% to 0.19%, 9/03/09 to 10/22/09(c)	$75,000,000	74,969,350

Total Short-Term Securities (Cost $90,812,280)		90,813,387

Total Investments in Securities (Cost $629,221,383)		498,732,496
Options Written — (0.0%)		(268,750)
Other Liabilities in Excess of Other Assets — (0.1%)		(464,610)

Net Assets — 100.0%		$497,999,136

Net Asset Value Per Share		$13.73

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

American Express Co.	July 2009 / $22.50	125,000	$(175,000)
American Express Co.	July 2009 / $25	125,000	(50,000)
American Express Co.	July 2009 / $27.50	275,000	(27,500)
American Express Co.	July 2009 / $30	150,000	(3,750)
Mohawk Industries, Inc.	August 2009 / $50	50,000	(12,500)

Total Options Written (premiums received $2,061,652)			$(268,750)

*	Non-income producing
†	Non-controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged on outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2009.
(c)	Interest rates presented represent the yield to maturity at the date of purchase.

HICKORY FUND

Schedule of Investments in Securities June 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS — 78.3%

Consumer Discretionary — 31.3%

Broadcasting & Cable TV — 12.9%
Liberty Media Corp. - Entertainment - Series A*	240,000	$6,420,000
Liberty Global, Inc. - Series C*	337,500	5,335,875
Comcast Corp. - CL A Special	345,100	4,865,910
Discovery Communications, Inc.*	110,000	2,480,500
Cumulus Media, Inc. - CL A*	620,000	576,600
CIBL, Inc.* #	1,005	380,895

		20,059,780
Retailing — 8.2%
Liberty Media Corp. - Interactive - Series A*	1,350,000	6,763,500
Cabela’s, Inc. - CL A*	320,000	3,936,000
Lowe’s Companies, Inc.	80,000	1,552,800
Ticketmaster*	80,000	513,600

		12,765,900
Media — 4.5%
Liberty Media Corp. - Capital - Series A*	400,000	5,424,000
News Corp. - CL A	100,000	911,000
The Washington Post Co. - CL B	2,000	704,360

		7,039,360
Consumer Services — 3.2%
Coinstar, Inc.*	160,000	4,272,000
Interval Leisure Group, Inc.*	80,000	745,600

		5,017,600
Consumer Durables & Apparel — 2.1%
Mohawk Industries, Inc.*	89,700	3,200,496

Education Services — 0.4%
Strayer Education, Inc.(a)	3,000	654,330

		48,737,466

Financials — 17.5%

Insurance — 12.0%
Berkshire Hathaway, Inc. - CL A*	140	12,600,000
Berkshire Hathaway, Inc. - CL B*	1,000	2,895,730
Willis Group Holdings Ltd.	125,000	3,216,250

		18,711,980
Mortgage REIT’s — 5.5%
Redwood Trust, Inc.	582,300	8,594,748
Realty Finance Corp.	616,000	33,264

		8,628,012

		27,339,992

HICKORY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Health Care — 9.6%

Managed Health Care — 6.2%
WellPoint, Inc.*	121,200	$6,167,868
UnitedHealth Group, Inc.	140,000	3,497,200

		9,665,068
Health Care Equipment & Services — 3.4%
Omnicare, Inc.	180,000	4,636,800
Laboratory Corporation of America Holdings*	10,000	677,900

		5,314,700

		14,979,768
Information Technology — 5.3%

Technology Hardware & Equipment — 3.4%
Dell, Inc.*	380,000	5,217,400

Software & Services — 1.9%
ACI Worldwide, Inc.*	209,500	2,924,620
Convera Corp.*	310,000	58,900

		2,983,520

		8,200,920
Telecommunication Services — 5.1%

Telecommunication Services — 5.1%
Telephone and Data Systems, Inc. - Special	195,000	5,062,200
LICT Corp.* #	1,005	2,914,500

		7,976,700

Materials — 3.5%

Construction Materials — 3.5%
Eagle Materials, Inc.	130,000	3,281,200
Martin Marietta Materials, Inc.	28,000	2,208,640

		5,489,840

Industrials — 3.4%

Industrial Conglomerates — 1.9%
Tyco International Ltd.	110,000	2,857,800

Professional Services — 1.3%
The Corporate Executive Board Co.	100,000	2,076,000

Building Products — 0.2%
USG Corp.*	30,000	302,100

		5,235,900

HICKORY FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Energy — 2.3%

Energy — 2.3%
ConocoPhillips	70,000	$2,944,200
EOG Resources, Inc.	10,000	679,200

		3,623,400

Consumer Staples — 0.3%

Household & Personal Products — 0.3%
Energizer Holdings, Inc.*	10,000	522,400

Total Common Stocks (Cost $161,704,821)		122,106,386

SHORT-TERM SECURITIES — 21.8%

Wells Fargo Advantage Government Money Market Fund-Institutional Class 0.08%(b)	14,017,050	14,017,050
U.S. Treasury Bills, 0.14% to 0.19%, 9/03/09 to 10/22/09(c)	$20,000,000	19,992,670

Total Short-Term Securities (Cost $34,009,454)		34,009,720

Total Investments in Securities (Cost $195,714,275)		156,116,106
Options Written — (0.0%)		(71,850)
Other Liabilities in Excess of Other Assets — (0.1%)		(125,069)

Net Assets — 100.0%		$155,919,187

Net Asset Value Per Share		$22.93

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

Strayer Education, Inc.	July 2009 / $195	3,000	$(71,850)

Total Options Written (premiums received $31,124)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged on outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2009.
(c)	Interest rates presented represent the yield to maturity at the date of purchase.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities June 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS — 93.3%

Consumer Discretionary — 33.6%

Broadcasting & Cable TV — 13.9%
Liberty Media Corp. - Entertainment - Series A* (a)	350,000	$9,362,500
Liberty Global, Inc. - Series C* (a)	410,700	6,493,167
Comcast Corp. - CL A Special	423,325	5,968,883
Discovery Communications, Inc.*	150,000	3,382,500
Cumulus Media, Inc. - CL A*	485,600	451,608

		25,658,658
Retailing — 8.7%
Liberty Media Corp. - Interactive - Series A* (a)	1,750,000	8,767,500
Cabela’s, Inc. - CL A* (a)	400,000	4,920,000
Lowe’s Companies, Inc.	100,000	1,941,000
Ticketmaster*	60,000	385,200

		16,013,700
Media — 6.0%
Liberty Media Corp. - Capital - Series A* (a)	500,000	6,780,000
News Corp. - CL A	280,000	2,550,800
The Washington Post Co. - CL B(a)	5,000	1,760,900

		11,091,700
Consumer Services — 3.3%
Coinstar, Inc.*	190,000	5,073,000
Interval Leisure Group, Inc.*	120,000	1,118,400

		6,191,400
Consumer Durables & Apparel — 1.7%
Mohawk Industries, Inc.* (a)	89,700	3,200,496

		62,155,954
Financials — 23.6%

Insurance — 14.7%
Berkshire Hathaway, Inc. - CL B* (a)	6,000	17,374,380
Berkshire Hathaway, Inc. - CL A* (a)	70	6,300,000
Willis Group Holdings Ltd.	135,000	3,473,550

		27,147,930
Mortgage REIT’s — 6.4%
Redwood Trust, Inc.(a)	800,000	11,808,000
Realty Finance Corp.	102,200	5,519

		11,813,519
Diversified Financials — 2.5%
American Express Co.(a)	200,000	4,648,000

		43,609,449

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Information Technology — 10.8%

Software & Services — 7.6%
Microsoft Corp.	280,000	$6,655,600
Google, Inc. - CL A* (a)	8,000	3,372,720
ACI Worldwide, Inc.*	178,815	2,496,257
eBay, Inc.*	50,000	856,500
Intelligent Systems Corp.* # †	881,999	657,089
Intelligent Systems Corp. - Rights, expiration date 7/17/09* # †	881,999	39,690
Convera Corp.*	280,000	53,200

		14,131,056
Technology Hardware & Equipment — 3.2%
Dell, Inc.*	410,000	5,629,300
Continental Resources* #	700	280,000

		5,909,300

		20,040,356
Health Care — 9.3%

Managed Health Care — 6.5%
WellPoint, Inc.* (a)	155,000	7,887,950
UnitedHealth Group, Inc.	170,000	4,246,600

		12,134,550
Health Care Equipment & Services — 2.8%
Omnicare, Inc.(a)	200,000	5,152,000

		17,286,550

Industrials — 5.2%

Transportation — 2.2%
Burlington Northern Santa Fe Corp.	55,000	4,044,700

Industrial Conglomerates — 1.8%
Tyco International Ltd.	130,000	3,377,400

Professional Services — 1.1%
The Corporate Executive Board Co.	100,000	2,076,000

Building Products — 0.1%
USG Corp.*	20,000	201,400

		9,699,500

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Materials — 4.3%

Construction Materials — 4.3%
Eagle Materials, Inc.	190,000	$4,795,600
Martin Marietta Materials, Inc.	40,000	3,155,200

		7,950,800

Energy — 3.6%

Energy — 3.6%
ConocoPhillips	110,000	4,626,600
XTO Energy, Inc.(a)	35,000	1,334,900
EOG Resources, Inc.	10,000	679,200

		6,640,700

Telecommunication Services — 2.9%

Telecommunication Services — 2.9%
Telephone and Data Systems, Inc. - Special(a)	210,000	5,451,600

Total Common Stocks (Cost $201,199,056)		172,834,909

CORPORATE BONDS — 1.0%

Mohawk Industries, Inc. 6.25% 1/15/11 (Cost $1,803,396)	$2,000,000	1,945,350

SHORT-TERM SECURITIES — 4.6%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 0.08%(b) (Cost $8,504,059)	8,504,059	8,504,059

Total Investments in Securities (Cost $211,506,511)		183,284,318
Due From Broker(a) — 17.5%		32,377,676
Securities Sold Short — (16.4%)		(30,322,400)
Options Written — (0.1%)		(203,750)
Other Assets Less Other Liabilities — 0.1%		121,515

Net Assets — 100.0%		$185,257,359

Net Asset Value Per Share		$7.29

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

SECURITIES SOLD SHORT — (16.4%)

Ishares Dow Jones U.S. Real Estate Fund	60,000	$(1,940,400)
Ishares Russell 2000 Fund	220,000	(11,211,200)
Ishares Russell 2000 Value Fund	200,000	(9,306,000)
Ishares Russell Midcap Fund	120,000	(7,864,800)

Total Securities Sold Short (proceeds $51,256,859)		$(30,322,400)

	Expiration date/ Strike price			Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

American Express Co.	July 2009	/	$22.50	100,000	$(140,000)
American Express Co.	July 2009	/	$25	50,000	(20,000)
American Express Co.	July 2009	/	$27.50	50,000	(5,000)
XTO Energy, Inc.	August 2009	/	$40	20,000	(32,000)
XTO Energy, Inc.	August 2009	/	$45	15,000	(6,750)

Total Options Written (premiums received $714,778)					$(203,750)

*	Non-income producing
†	Non-controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged as collateral on securities sold short and outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2009.

BALANCED FUND

Schedule of Investments in Securities June 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS — 55.5%

Consumer Discretionary — 19.4%

Broadcasting & Cable TV — 6.2%
Comcast Corp. - CL A Special	100,000	$1,410,000
Liberty Global, Inc. - Series C*	75,000	1,185,750
Discovery Communications, Inc.*	50,000	1,127,500

		3,723,250
Retailing — 3.7%
Liberty Media Corp. - Interactive - Series A*	190,000	951,900
Cabela’s, Inc. - CL A*	65,000	799,500
Ticketmaster*	70,000	449,400

		2,200,800
Media — 3.1%
The Washington Post Co. - CL B	2,000	704,360
News Corp. - CL A	75,000	683,250
Liberty Media Corp. - Capital - Series A*	35,000	474,600

		1,862,210
Consumer Services — 3.0%
Coinstar, Inc.*	50,000	1,335,000
Interval Leisure Group, Inc.*	50,000	466,000

		1,801,000
Education Services — 2.3%
Apollo Group, Inc. - CL A*	10,000	711,200
Strayer Education, Inc.(a)	3,000	654,330

		1,365,530
Consumer Durables & Apparel — 1.1%
Mohawk Industries, Inc.*	18,000	642,240

		11,595,030

Financials — 8.9%

Insurance — 5.2%
Berkshire Hathaway, Inc. - CL B*	800	2,316,584
Willis Group Holdings Ltd.	30,000	771,900

		3,088,484
Mortgage REIT’s — 2.1%
Redwood Trust, Inc.	85,000	1,254,600

Diversified Financials — 1.6%
American Express Co.(a)	42,000	976,080

		5,319,164

BALANCED FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Health Care — 7.4%

Health Care Equipment & Services — 4.0%
Laboratory Corporation of America Holdings*	20,000	$1,355,800
Omnicare, Inc.	40,000	1,030,400

		2,386,200
Managed Health Care — 3.4%
WellPoint, Inc.*	22,500	1,145,025
UnitedHealth Group, Inc.	35,000	874,300

		2,019,325

		4,405,525
Materials — 5.1%

Construction Materials — 4.6%
Martin Marietta Materials, Inc.	17,000	1,340,960
Eagle Materials, Inc.	37,000	933,880
Vulcan Materials Co.	11,000	474,100

		2,748,940
Fertilizers & Agricultural Chemicals — 0.5%
Potash Corporation of Saskatchewan, Inc.	3,500	325,675

		3,074,615

Information Technology — 3.8%

Software & Services — 2.0%
Microsoft Corp.	50,000	1,188,500

Technology Hardware & Equipment — 1.8%
Dell, Inc.*	80,000	1,098,400

		2,286,900

Consumer Staples — 3.7%

Food Beverage & Tobacco — 1.9%
Diageo PLC - Sponsored ADR	20,000	1,145,000

Hypermarkets & Super Centers — 1.0%
Wal-Mart Stores, Inc.	12,000	581,280

Household & Personal Products — 0.8%
The Procter & Gamble Co.	10,000	511,000

		2,237,280

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Energy — 3.1%

Energy — 3.1%
XTO Energy, Inc.	25,000	$953,500
EOG Resources, Inc.	4,500	305,640
ConocoPhillips	5,000	210,300
Devon Energy Corp.	3,500	190,750
Apache Corp.	2,500	180,375

		1,840,565

Industrials — 2.1%

Transportation — 2.1%
United Parcel Service, Inc.	25,000	1,249,750

Telecommunication Services — 2.0%

Telecommunication Services — 2.0%
Telephone and Data Systems, Inc. - Special	45,000	1,168,200

Total Common Stocks (Cost $39,787,090)		33,177,029

CORPORATE BONDS — 12.3%

American Express Credit Corp. 7.3% 8/20/13	$650,000	676,409
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	300,000	309,403
Comcast Corp.
6.5% 1/15/15	300,000	318,575
4.95% 6/15/16	193,000	189,595
Dell, Inc. 5.625% 4/15/14	250,000	264,305
Host Hotels & Resorts LP 6.875% 11/01/14	500,000	452,500
JP Morgan Chase & Co. 4.75% 5/01/13	100,000	101,357
Level 3 Financing, Inc. 9.25% 11/01/14	750,000	618,750
Liberty Media LLC 5.7% 5/15/13	750,000	652,500
Markel Corp. 6.8% 2/15/13	300,000	297,027
Martin Marietta Materials, Inc. 6.6% 4/15/18	400,000	380,914
Mohawk Industries, Inc. 6.25% 1/15/11	400,000	389,070
Texas Industries, Inc. 7.25% 7/15/13(e)	250,000	227,500
Time Warner Cable, Inc.
5.4% 7/02/12	250,000	258,577
7.5% 4/01/14	120,000	132,324

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

CORPORATE BONDS (Continued)

USG Corp. 6.3% 11/15/16	$800,000	$596,000
WellPoint, Inc. 6.0% 2/15/14	250,000	254,855
Wells Fargo & Co.
3.98% 10/29/10	250,000	254,812
4.375% 1/31/13	750,000	757,078
Willis North America, Inc. 6.2% 3/28/17	250,000	221,723

Total Corporate Bonds (Cost $6,866,483)		7,353,274

MORTGAGE-BACKED SECURITIES — 14.8%(d)

Federal Home Loan Mortgage Corporation — 7.5%

Collateralized Mortgage Obligations — 7.5%
2548 CL HB — 4.5% 2010 (0.4 years)	750,000	760,632
2665 CL WY — 4.5% 2027 (0.4 years)	426,659	431,033
3028 CL MB — 5.0% 2026 (0.7 years)	257,991	264,293
2975 CL OD — 5.5% 2027 (1.1 years)	800,000	827,714
2926 CL AB — 5.0% 2019 (1.6 years)	573,521	598,880
2542 CL LD — 5.0% 2022 (1.6 years)	704,177	734,176
2831 CL AB — 5.0% 2018 (1.9 years)	230,388	240,716
2627 CL LE — 3.0% 2017 (2.3 years)	644,768	651,093

		4,508,537

Federal National Mortgage Association — 5.8%

Collateralized Mortgage Obligations — 5.8%
2003-87 CL TG — 4.5% 2014 (0.3 years)	330,532	332,965
2002-55 CL VA — 5.5% 2013 (0.6 years)	205,403	209,915
2003-4 CL PD — 5.0% 2016 (0.9 years)	644,001	660,853
2005-59 CL PB — 5.5% 2028 (1.4 years)	650,000	673,493
2003-83 CL VA — 5.5% 2014 (1.8 years)	241,000	252,972
2002-91 CL QG — 5.0% 2018 (3.6 years)	750,000	791,015
2003-9 CL DB — 5.0% 2018 (4.6 years)	500,000	530,705

		3,451,918

Non-Government Agency — 1.5%

Collateralized Mortgage Obligations — 1.5%
CDMC 2003-7P CL A4 — 3.39% 2017 (Adjustable Rate) (1.8 years)(e)	679,618	616,306
Chase 2004-S1 CL A6 — 4.5% 2019 (3.9 years)	296,437	260,508

		876,814

Total Mortgage-Backed Securities (Cost $8,584,659)		8,837,269

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

TAXABLE MUNICIPAL BONDS — 0.5%

University of California 4.85% 5/15/13 (Cost $298,429)	$300,000	$316,482

U.S. TREASURY — 1.6%

U.S. Treasury Inflation-Indexed Note 1.375% 7/15/18 (Cost $896,392)	988,790	960,671

SHORT-TERM SECURITIES — 15.1%

Wells Fargo Advantage Government Money Market Fund-
Institutional Class 0.08%(b)	2,040,498	2,040,498
U.S. Treasury Bills, 0.14% to 0.18%, 9/03/09 to 9/24/09(c)	$7,000,000	6,997,795

Total Short-Term Securities (Cost $9,038,139)		9,038,293

Total Investments in Securities (Cost $65,471,192)		59,683,018
Options Written — (0.1%)		(35,840)
Other Assets Less Other Liabilities — 0.3%		185,564

Net Assets — 100.0%		$59,832,742

Net Asset Value Per Share		$8.76

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

American Express Co.	July 2009 / $27.50	1,400	$(140)
Strayer Education, Inc.	August 2009 / $220	3,000	(35,700)

Total Options Written (premiums received $47,029)			$(35,840)

*	Non-income producing
(a)	Fully or partially pledged on outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2009.
(c)	Interest rates presented represent the yield to maturity at the date of purchase.
(d)	Number of years indicated represents estimated average life of mortgage-backed securities.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities June 30, 2009 (Unaudited)

	Principal amount	Value

MUNICIPAL BONDS — 90.7%

Alaska — 0.8%
University of Alaska, University Revenue, Series J, FSA Insured, 5.0%, 10/01/17	$500,000	$501,505

District of Columbia — 1.4%
Metropolitan Washington D.C., Airports Authority, Revenue, Refunding, Series 1999A, AMT, 5.25%, 10/01/16	900,000	910,665

Florida — 1.6%
Greater Orlando, Aviation Authority, Revenue, Series 2009A AMT, 6.0%, 10/01/16	1,000,000	1,042,330

Illinois — 3.8%
Cook County, General Obligation, Refunding, Series A, 5.0%, 11/15/16	1,000,000	1,012,820
Illinois Finance Authority, Revenue, Series 2009A, Northwestern Memorial Hospital, 5.0%, 8/15/17	245,000	258,017
Illinois Health Facility Authority, Revenue, Series A, Evangelical Hospital Corp., Escrowed to Maturity, 6.75%, 4/15/12	120,000	126,005
Illinois State, General Obligation, FGIC Insured, 5.0%, 3/01/19	500,000	506,130
Illinois State, Sales Tax Revenue, Series Z, 5.0%, 6/15/19	500,000	506,120

		2,409,092
Minnesota — 0.1%
Minnesota State Housing Financial Agency, Single Family Mortgage, Series D, 6.0%, 1/01/16	25,000	25,045

Missouri — 1.2%
Joplin, Industrial Development Authority, Revenue, Series A, Catholic Health Initiatives, 5.125%, 12/01/15	750,000	752,970

Nebraska — 78.1%
Adams County, Hospital Authority #1, Revenue, Mary Lanning Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	249,205
4.4%, 12/15/17	250,000	249,052
5.3%, 12/15/18	700,000	698,131
Blair, Water System Revenue, Bond Anticipation Notes, AMT
Series A, 4.5%, 6/15/12	500,000	505,595
Series B, 4.65%, 6/15/12	500,000	504,835
Douglas County, Educational Facility Revenue, Series A, Creighton University Project, FGIC Insured, 3.5%, 9/01/12	255,000	263,191

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 78.1% (continued)
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured, 5.125%, 9/01/17	$250,000	$237,670
Quality Living Inc. Project, 4.7%, 10/01/17	255,000	196,541
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, 4.75%, 9/01/28	500,000	460,610
Children’s Hospital Obligated Group, 5.25%, 8/15/20	1,000,000	1,013,130
Children’s Hospital Obligated Group, 5.5%, 8/15/21	1,000,000	1,020,410
Lakeside Village Project, 5.125%, 12/15/22	500,000	438,200
Nebraska Medical Center Project, 5.0%, 11/15/14	380,000	393,604
Nebraska Medical Center Project, 5.0%, 11/15/15	295,000	302,835
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System, 5.5%, 11/01/18	500,000	506,885
Douglas County, Millard School District #17, Refunding,
FSA Insured, 4.0%, 11/15/13	500,000	536,075
4.0%, 6/15/17	750,000	776,970
Douglas County, Ralston Public School District #54, FSA Insured,
5.125%, 12/15/21	500,000	518,975
5.2%, 12/15/26	500,000	506,300
Douglas County, Sanitary & Improvement District #206,
Eldorado/Farmington, 5.75%, 12/01/14	195,000	191,790
Douglas County, Zoo Facility Revenue, Refunding, Omaha’s
Henry Doorly Zoo Project,
4.2%, 9/01/16	600,000	597,984
4.75%, 9/01/17	200,000	203,734
Gage County, Hospital Authority #1, Revenue, Beatrice Community
Hospital & Health Project, 5.35%, 5/01/19	500,000	499,985
Grand Island, Electric Revenue, MBIA Insured,
5.0%, 8/15/14	500,000	528,710
5.125%, 8/15/16	500,000	529,925
Grand Island, Public Safety, Tax Anticipation Bonds, AMBAC
Insured, 4.1%, 9/01/14	480,000	487,445
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured,
3.3%, 4/01/13	870,000	892,933
3.45%, 4/01/14	650,000	664,215
Hastings, Electric System Revenue, Refunding, FSA Insured, 5.0%, 1/01/19	750,000	773,040
Lancaster County, Hospital Authority #1, Revenue, Refunding, Bryan LGH Medical Center,
4.0%, 6/01/10	380,000	385,122
Series A, 5.0%, 6/01/16	500,000	515,365
Series A, 5.0%, 6/01/17	500,000	513,800
Series B-2, LOC - U.S. Bank, 0.33%, 6/01/31 (Variable Rate Demand Note)	250,000	250,000

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 78.1% (continued)
Lincoln, Airport Authority Revenue, Refunding, 5.2%, 7/01/19	$200,000	$200,100
Lincoln, Electric System Revenue, Refunding,
5.0%, 9/01/10	500,000	525,180
5.0%, 9/01/18	1,000,000	1,083,780
Lincoln, General Obligation, Highway Allocation Fund, 4.0%, 5/15/23	1,000,000	1,004,980
Lincoln, Parking Revenue, Refunding, Series A, 5.375%, 8/15/14	250,000	251,220
Lincoln, Sanitary Sewer Revenue, Refunding, MBIA Insured, 5.0%, 6/15/16	885,000	956,942
Lincoln, Water Revenue, 5.0%, 8/15/22	800,000	814,768
Municipal Energy Agency of Nebraska, Power Supply System Revenue,
Refunding, Series A, BHAC Insured, 5.0%, 4/1/20	500,000	547,210
NEBHELP, Inc., Revenue, Series A-5A, AMT, 6.2%, 6/01/13	290,000	299,315
Nebraska Educational Financial Authority, Revenue, Refunding,
Hastings College Project, 5.05%, 12/01/23	500,000	467,845
Nebraska Wesleyan University Project, Radian Insured,
5.15%, 4/01/22	1,000,000	911,580
Nebraska Educational Telecommunications Commission,
Revenue, DTV Project, 6.0%, 2/01/10	310,000	318,088
Nebraska Investment Financial Authority, Revenue, Series A,
Drinking Water State Revolving Fund, 5.15%, 1/01/16	200,000	201,208
Nebraska Investment Financial Authority, Health Facility Revenue,
Hospital Revenue, Great Plains Regional Medical Center
Project, Radian Insured, 5.0%, 11/15/14	250,000	256,530
Hospital Revenue, Great Plains Regional Medical Center
Project, Radian Insured, 5.45%, 11/15/17	455,000	458,089
Nebraska Investment Financial Authority, Single Family
Housing Revenue, Series C, AMT
4.05%, 3/01/12	280,000	282,372
4.05%, 9/01/12	335,000	337,486
4.125%, 3/01/13	370,000	372,464
Nebraska Public Power District, Revenue,
Series B, 5.0%, 1/01/15	885,000	965,721
Series B-2, 5.0%, 1/01/16	1,000,000	1,073,970
Series B, 5.0%, 1/01/18	800,000	857,776
Series B, 5.0%, 1/01/21	1,000,000	1,037,370
Nebraska State Colleges Facility Corp., Deferred Maintenance
Revenue, MBIA Insured,
4.25%, 7/15/15	405,000	424,104
5.0%, 7/15/16	200,000	215,856
4.0%, 7/15/17	200,000	201,218
Nebraska Utilities Corp., Revenue, University of Nebraska Lincoln Project, 5.25%, 1/01/19	750,000	787,620
Omaha, Douglas County, General Obligation, Public Building Commission, 5.1%, 5/01/20	750,000	777,218

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 78.1% (continued)
Omaha, General Obligation, Refunding,
3.75%, 6/01/14	$1,000,000	$1,076,240
5.25%, 10/15/19	250,000	287,453
Omaha, Public Facilities Corp., Lease Revenue,
Series C, Rosenblatt Stadium Project, 3.9%, 10/15/17	235,000	241,070
Series C, Rosenblatt Stadium Project, 3.95%, 10/15/18	240,000	243,746
Series 2009, Omaha Baseball Stadium Project, 5.0%, 6/01/23	770,000	812,997
Omaha Public Power District, Electric Revenue,
Series A, 4.3%, 2/01/12, Pre-Refunded 2/01/10 @ 100	500,000	511,470
Series A, 5.0%, 2/01/17, Pre-Refunded 2/01/10 @ 100	400,000	410,816
Series A, Escrowed to Maturity, 7.625%, 2/01/12	320,000	349,670
Series A, 4.25%, 2/01/18	900,000	921,402
Series A, 4.1%, 2/01/19	1,000,000	1,020,970
Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	941,010
Series C, 5.5%, 2/01/14	280,000	311,878
Omaha, Sanitary Sewer Revenue, MBIA Insured,
4.0%, 11/15/12	520,000	562,853
4.0%, 11/15/14	250,000	270,945
Papillion-La Vista, Sarpy County School District #27, General Obligation,
Refunding, Series 2009A, 3.15%, 12/01/17	930,000	913,818
Series 2009, 5.0%, 12/01/28	500,000	509,765
Papillion, Water Revenue System, Bond Anticipation Notes,
Series C, 3.0%, 6/15/11	500,000	503,315
Platte County, Hospital Authority #1, Revenue, Columbus
Community Hospital Project, Radian Insured, 5.9%, 5/01/15	250,000	252,775
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A, AMBAC Insured, 5.0%, 1/01/18	750,000	792,225
Sarpy County, General Obligation, Sanitary & Improvement
District #111, Stoneybrook, 5.9%, 3/15/13	300,000	300,540
Sarpy County, General Obligation, Sanitary & Improvement
District #112, Leawood Oaks III, 6.2%, 2/15/14	105,000	105,184
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured, 4.625%, 9/15/21	1,000,000	1,021,690
University of Nebraska, Facilities Corp., Lease Rental Revenue,
UNMC Sorell Center Project, 4.0%, 4/15/11	1,000,000	1,053,480
University of Nebraska, University Revenue,
Lincoln Student Fees and Facilities, 4.6%, 7/01/17	570,000	593,478
Omaha Health & Recreation Project, 4.05%, 5/15/19	390,000	398,837
Omaha Health & Recreation Project, 5.0%, 5/15/33	700,000	700,952
Omaha Student Facilities Project, 4.5%, 5/15/16	565,000	615,375
Omaha Student Facilities Project, 5.0%, 5/15/27	800,000	823,560
Refunding, Lincoln Parking Project, 4.0%, 6/01/17	1,070,000	1,118,867

		49,708,653

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Puerto Rico — 1.6%
Commonwealth,
General Obligation, Refunding, FGIC Insured, 5.5%, 7/01/11	$990,000	$1,025,957

Texas — 0.5%
San Antonio, Electric & Gas Revenue, Series A, 5.0%, 2/01/18	325,000	329,053

Washington — 1.6%
Washington State, General Obligation, Variable Purpose,
Series B, 5.0%, 1/01/19	1,000,000	1,001,270

Total Municipal Bonds (Cost $57,038,785)		57,706,540

SHORT-TERM SECURITIES — 8.3%

Wells Fargo National Advantage Tax-Free Money Market Fund –Institutional Class 0.32%(a) (Cost $5,306,687)	5,306,687	5,306,687

Total Investments in Securities (Cost $62,345,472)		63,013,227
Other Assets Less Other Liabilities — 1.0%		653,055

Net Assets — 100.0%		$63,666,282

Net Asset Value Per Share		$9.97

(a)	Rate presented represents the annualized 7-day yield at June 30, 2009.

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities June 30, 2009 (Unaudited)

	Principal amount	Value

CORPORATE BONDS — 42.9%

American Express
Centurion Bank 5.55% 10/17/12	$2,000,000	$1,999,648
Credit Corp. 7.3% 8/20/13	3,260,000	3,392,451
FSB Bank 5.55% 10/17/12	1,609,000	1,613,494
FSB Bank 6.0% 9/13/17	2,500,000	2,284,005
8.125% 5/20/19	1,000,000	1,039,490
Anheuser-Busch InBev 5.375% 11/15/14(e)	4,000,000	4,040,332
Autozone, Inc. 5.75% 1/15/15	1,250,000	1,248,321
Berkshire Hathaway Finance Corp.
4.2% 12/15/10	375,000	386,754
4.6% 5/15/13	3,000,000	3,114,054
4.625% 10/15/13	1,000,000	1,045,398
4.85% 1/15/15	1,500,000	1,563,105
Boston Properties LP 5.625% 4/15/15	2,000,000	1,832,040
Comcast Corp.
10.625% 7/15/12	2,000,000	2,341,556
6.5% 1/15/15	2,081,000	2,209,847
4.95% 6/15/16	675,000	663,093
Dell, Inc. 5.625% 4/15/14	1,250,000	1,321,527
Diageo Capital PLC 4.85% 5/15/18	3,941,000	3,811,266
Goldman Sachs Group, Inc. 5.35% 1/15/16	3,000,000	2,864,115
Home Depot, Inc. 4.625% 8/15/10	1,500,000	1,528,606
Host Hotels & Resorts LP 6.875% 11/01/14	2,500,000	2,262,500
JP Morgan Chase & Co.
5.35% 2/01/12 (Bear Stearns Co., Inc.)	2,000,000	2,098,480
4.75% 5/01/13	1,900,000	1,925,775
6.3% 4/23/19	2,500,000	2,519,118
Leucadia National Corp. 7.125% 3/15/17	2,500,000	2,043,750
Level 3 Financing, Inc. 9.25% 11/01/14	2,000,000	1,650,000
Liberty Media LLC
7.875% 7/15/09	500,000	499,375
5.7% 5/15/13	5,240,000	4,558,800
Markel Corp. 6.8% 2/15/13	5,475,000	5,420,743
Martin Marietta Materials, Inc. 6.6% 4/15/18	2,600,000	2,475,938
Mohawk Industries, Inc. 6.25% 1/15/11	3,695,000	3,594,034
News America Holdings 9.25% 2/01/13	2,222,000	2,535,440
Swiss Re 6.45% 3/01/19 (General Electric Global Insurance)	5,000,000	4,196,270
Target Corp. 8.6% 1/15/12	3,000,000	3,372,168

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

CORPORATE BONDS — 42.9% (continued)

Texas Industries, Inc. 7.25% 7/15/13(e)	$1,250,000	$1,137,500
Time Warner Cable, Inc.
5.4% 7/02/12	2,000,000	2,068,620
7.5% 4/01/14	1,700,000	1,874,592
Time Warner, Inc. 6.875% 5/01/12	4,189,000	4,484,040
UnitedHealth Group, Inc. 4.75% 2/10/14	3,000,000	2,905,455
USG Corp. 6.3% 11/15/16	5,000,000	3,725,000
Washington Post Co. 7.25% 2/01/19	3,500,000	3,647,935
WellPoint, Inc.
4.25% 12/15/09	1,124,000	1,137,479
5.0% 1/15/11	1,000,000	1,025,668
6.0% 2/15/14	2,000,000	2,038,844
Wells Fargo & Co.
3.98% 10/29/10	1,750,000	1,783,684
4.375% 1/31/13	4,000,000	4,037,748
Whirlpool Corp. 8.0% 5/01/12	1,000,000	1,035,623
Willis North America, Inc.
5.625% 7/15/15	2,000,000	1,757,434
6.2% 3/28/17	1,427,000	1,265,592
XTO Energy, Inc. 5.75% 12/15/13	2,250,000	2,368,031

Total Corporate Bonds (Cost $108,081,257)		113,744,738

MORTGAGE-BACKED SECURITIES — 25.4%(d)

Federal Home Loan Mortgage Corporation — 10.8%

Collateralized Mortgage Obligations — 10.5%
2878 CL TB — 5.5% 2024 (0.0 years)	188,025	187,993
2921 CL A — 5.5% 2018 (0.4 years)	962,431	973,424
2548 CL HB — 4.5% 2010 (0.4 years)	4,250,000	4,310,248
2665 CL WY — 4.5% 2027 (0.4 years)	2,275,515	2,298,843
2692 CL QT — 4.5% 2018 (0.7 years)	1,341,337	1,362,453
2743 CL HC — 4.5% 2015 (0.8 years)	2,618,919	2,669,819
2765 CL JN — 4.0% 2019 (0.8 years)	872,850	887,086
3200 CL AD — 5.5% 2029 (1.0 years)	2,515,233	2,581,548
2975 CL OD — 5.5% 2027 (1.1 years)	2,700,000	2,793,534
R009 CL AJ — 5.75% 2018 (1.4 years)	1,343,358	1,390,865
R011 CL AB — 5.5% 2020 (1.5 years)	2,011,990	2,080,594
2831 CL AB — 5.0% 2018 (1.9 years)	921,553	962,866
2999 CL NB — 4.5% 2017 (2.1 years)	4,000,000	4,156,294
2627 CL LE — 3.0% 2017 (2.3 years)	1,128,343	1,139,413

		27,794,980

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Federal Home Loan Mortgage Corporation — 10.8% (continued)

Pass-Through Securities — 0.3%
18190 — 5.5% 2022 (2.9 years)	$560,112	$586,333
1386 — 5.0% 2018 (2.9 years)	312,680	325,116

		911,449

		28,706,429
Federal National Mortgage Association — 11.1%

Collateralized Mortgage Obligations — 7.5%
2003-20 CL QC — 5.0% 2027 (0.3 years)	290,129	293,114
2002-74 CL TD — 5.0% 2015 (0.5 years)	2,965,715	3,001,686
2003-113 CL PC — 4.0% 2015 (0.6 years)	679,653	688,544
2004-81 CL KC — 4.5% 2017 (1.2 years)	2,889,179	2,967,449
2005-59 CL PB — 5.5% 2028 (1.4 years)	2,000,000	2,072,286
2003-39 CL LC — 5.0% 2022 (1.8 years)	886,634	924,157
2003-16 CL PD — 5.0% 2016 (1.8 years)	2,500,000	2,613,174
2003-43 CL EX — 4.5% 2017 (2.1 years)	602,219	625,036
2003-92 CL PD — 4.5% 2017 (2.1 years)	2,500,000	2,604,734
2003-27 CL DW — 4.5% 2017 (2.2 years)	1,000,000	1,038,701
2006-78 CL AV — 6.5% 2017 (2.2 years)	1,878,063	1,995,899
2003-9 CL DB — 5.0% 2018 (4.6 years)	1,000,000	1,061,410

		19,886,190
Pass-Through Securities — 3.6%
256982 — 6.0% 2017 (1.5 years)	1,000,453	1,061,351
254863 — 4.0% 2013 (1.7 years)	353,437	359,753
255291 — 4.5% 2014 (2.0 years)	498,309	511,552
251787 — 6.5% 2018 (2.6 years)	28,604	30,776
888439 — 5.5% 2022 (2.9 years)	2,370,798	2,486,597
254907 — 5.0% 2018 (3.0 years)	1,014,228	1,062,182
888595 — 5.0% 2022 (3.3 years)	2,687,059	2,793,114
357985 — 4.5% 2020 (3.4 years)	1,217,441	1,255,815

		9,561,140

		29,447,330
Government National Mortgage Association — 1.1%

Collateralized Mortgage Obligations — 1.1%
GNR 2004-80 CL GC — 5.0% 2031 (1.5 years)	3,000,000	3,058,203

Non-Government Agency — 2.4%

CMSI 2003-11 CL 2A1 — 5.5% 2033 (1.1 years)	1,032,619	970,385
CDMC 2003-7P CL A4 — 3.39% 2017 (Adjustable Rate) (1.8 years)(e)	2,038,853	1,848,918
GMACM 2003-J4 CL 3A1 — 4.75% 2018 (2.4 years)	2,377,574	2,337,395
WAMU 2003-S7 CL A1 — 4.5% 2018 (2.6 years)	877,282	860,259
Chase 2004-S1 CL A6 — 4.5% 2019 (3.9 years)	365,629	321,313

		6,338,270

Total Mortgage-Backed Securities (Cost $65,700,876)		67,550,232

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

TAXABLE MUNICIPAL BONDS — 3.3%

Topeka, Kansas 4.5% 8/15/09	$1,135,000	$1,138,677
Stratford, Connecticut 6.55% 2/15/13	500,000	517,880
University of California 4.85% 5/15/13	990,000	1,044,391
Nebraska Public Power District 5.14% 1/01/14	1,000,000	1,041,800
Los Angeles, CA Cmty Dev 6.0% 9/01/14	2,275,000	2,397,099
Los Angeles, CA Cmty Dev 6.0% 9/01/15	1,220,000	1,273,339
Iowa State University Revenue 5.8% 7/01/22	1,335,000	1,270,706

Total Taxable Municipal Bonds (Cost $8,542,518)		8,683,892

U.S. TREASURY AND GOVERNMENT AGENCY — 11.7%

U.S. Treasury — 2.2%

U.S. Treasury Inflation-Indexed Note 1.375% 7/15/18	1,977,580	1,921,342
U.S. Treasury Note 3.125% 5/15/19	4,000,000	3,870,012

		5,791,354

Government Agency — 9.5%

Fannie Mae
4.125% 4/28/10	2,000,000	2,058,028
2.0% 7/07/14(f)	5,000,000	5,002,180
Federal Home Loan Banks
4.16% 12/08/09	900,000	915,305
1.0% 6/08/12(f)	6,800,000	6,791,697
Freddie Mac
3.25% 7/09/09	1,000,000	1,000,629
4.125% 6/16/10	1,000,000	1,033,674
5.5% 9/15/11	1,000,000	1,090,111
3.0% 6/30/14(f)	4,000,000	4,031,520
5.0% 11/13/14	3,000,000	3,280,788

		25,203,932

Total U.S. Treasury and Government Agency (Cost $30,375,903)		30,995,286

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

COMMON STOCKS — 1.8%

Redwood Trust, Inc.(a)	314,965	$4,648,883
Newcastle Investment Corp.	45,000	29,700

Total Common Stocks (Cost $5,841,101)		4,678,583

SHORT-TERM SECURITIES — 17.2%

Wells Fargo Advantage Government Money Market Fund-Institutional Class 0.08%(b)	15,736,803	15,736,803
U.S. Treasury Bills, 0.11% to 0.15%, 7/30/09 to 9/10/09(c)	$30,000,000	29,992,780

Total Short-Term Securities (Cost $45,729,922)		45,729,583

Total Investments in Securities (Cost $264,271,577)		271,382,314
Options Written — (0.0%)		(20,000)
Other Liabilities in Excess of Other Assets — (2.3%)		(6,084,850)

Net Assets — 100.0%		$265,277,464

Net Asset Value Per Share		$11.78

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

Redwood Trust, Inc.	October 2009 / $20	100,000	$(20,000)

Total Options Written (premiums received $207,495)

(a)	Fully or partially pledged on outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2009.
(c)	Interest rates presented represent the yield to maturity at the date of purchase.
(d)	Number of years indicated represents estimated average life of mortgage-backed securities.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at June 30, 2009.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments in Securities June 30, 2009 (Unaudited)

	Principal amount or shares	Value

U.S. TREASURY — 92.0%†

U.S. Treasury Bill 0.11% 7/30/09	$30,000,000	$29,997,342
U.S. Treasury Bill 0.32% 8/06/09	20,000,000	19,993,700
U.S. Treasury Bill 0.22% 10/08/09	20,000,000	19,988,312
U.S. Treasury Bill 0.31% 11/05/09	15,000,000	14,984,125

Total U.S. Treasury		84,963,479

SHORT-TERM SECURITIES — 8.0%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 0.08%(a)	7,363,337	7,363,337
Wells Fargo Advantage 100% Treasury Money Market Fund – Service Class 0.01%(a)	52,535	52,535

Total Short-Term Securities		7,415,872

Total Investments in Securities (Cost $92,379,351)		92,379,351
Other Liabilities in Excess of Other Assets — (0.0%)		(13,374)

Net Assets — 100.0%		$92,365,977

Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2009.

                Notes to Schedules of Investments (Unaudited):

(1)	Valuation of Investments

                All Weitz Funds, excluding Government Money Market Fund

Investments are carried at value determined using the following valuation methods:

•    Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•    Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•    Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•    The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•    The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•    The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

(2)	Significant Accounting Policies

The Funds, except for the Government Money Market Fund, may purchase put or call options. When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market. Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses. If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction. When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market. Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains. If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction. When a Fund enters into a closing transaction, a Fund will realized a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options. The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

(3)	Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Nebraska Tax-Free Income, Short-Intermediate Income and Government Money Market Funds. The cost of investments for Federal income tax purposes for the Value, Partners Value, Hickory, Partners III and Balanced Funds is $1,080,247,487, $631,710,133, $197,744,156, $214,279,408 and $65,561,720, respectively.

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Hickory	Partners III	Balanced	Nebraska Tax-Free Income	Short- Intermediate Income
Appreciation	$ 72,887,385	$ 21,609,002	$ 11,088,278	$ 14,160,308	$ 3,802,147	$ 1,116,190	$ 8,696,236
Depreciation	(289,404,869)	(154,586,639)	(52,716,328)	(45,155,398)	(9,680,849)	(448,435)	(1,585,499)
Net	$(216,517,484)	$(132,977,637)	$ (41,628,050)	$(30,995,090)	$ (5,878,702)	$ 667,755	$ 7,110,737

(4)	Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at June 30, 2009, include the following:

	Acquisition Date	Value	Partners Value	Hickory	Partners III
Adelphia Communications Corp. CL A	7/25/02	$ 494,900	$ 300,300	$ -	$ -
CIBL, Inc.	9/09/96	-	-	94,596	-
Continental Resources	1/28/87	-	-	-	43,750
Intelligent Systems Corp. and Rights	12/03/91	-	-	-	1,926,506
LICT Corp.	9/09/96	-	-	2,525,794	-
Total cost of illiquid and/or restricted securities		$ 494,900	$ 300,300	$ 2,620,390	$ 1,970,256
Value		$ 0	$ 0	$ 3,295,395	$ 976,779
Percent of net assets		0.0%	0.0%	2.1%	0.5%

(5)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Value
Name of Issuer	Number of Shares Held March 31, 2009	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2009	Value June 30, 2009	Dividend Income	Realized Gains/(Losses)
Redwood Trust, Inc.*	3,150,000	90,000	507,200	2,732,800	$ 40,336,128	$ -	$ (11,554,603)

Partners Value
Name of Issuer	Number of Shares Held March 31, 2009	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2009	Value June 30, 2009	Dividend Income	Realized Gains/(Losses)
Daily Journal Corp.	113,771	-	13,891	99,880	$ 4,709,342	$ -	$ 206,096

Partners III
Name of Issuer	Number of Shares Held March 31, 2009	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2009	Value June 30, 2009	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.	881,999	-	-	881,999	$ 657,089	$ -	$ -

* Company was considered a non-controlled affiliate at March 31, 2009, but as of June 30, 2009, they are no longer a non-controlled affiliate.

(6)	Fair Value Measurements

The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year ending March 31, 2009. SFAS 157 defines fair value and establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Funds’ assets and liabilities carried at fair value:

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities	$855,948,603	$ 7,781,400	$ -	$863,730,003
Liabilities:
Options written	$ -	$ (2,819,650)	$ -	$ (2,819,650)

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities	$494,023,154	$ 4,709,342	$ -	$498,732,496
Liabilities:
Options written	$ -	$ (268,750)	$ -	$ (268,750)

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities	$152,820,711	$ 2,914,500	$ 380,895	$156,116,106
Liabilities:
Options written	$ -	$ (71,850)	$ -	$ (71,850)

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities	$181,019,278	$ 1,945,350	$ 319,690	$183,284,318
Liabilities:
Options written	$ -	$ (203,750)	$ -	$ (203,750)
Securities sold short	$(30,322,400)	$ -	$ -	$(30,322,400)

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities	$ 42,215,322	$ 17,467,696	$ -	$ 59,683,018
Liabilities:
Options written	$ -	$ (35,840)	$ -	$ (35,840)

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities	$ 5,306,687	$ 57,706,540	$ -	$ 63,013,227

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities	$ 50,408,166	$220,974,148	$ -	$271,382,314
Liabilities:
Options written	$ -	$ (20,000)	$ -	$ (20,000)

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities	$ 92,379,351	$ -	$ -	$ 92,379,351

At June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the following Funds’ fair values were as follows:

	Hickory Investments in Securities	Partners III Investments in Securities
Beginning balance, March 31, 2009	$ 319,590	$ 280,000
Net realized gain (loss)	-	-
Net change in unrealized appreciation (depreciation)	61,305	39,690
Net purchases (sales)	-	-
Net transfers in and/or out of Level 3	-	-
Ending balance, June 30, 2009	$ 380,895	$ 319,690
Net change in unrealized appreciation (depreciation)
Attributable to assets still held at end of period	$ 61,305	$ 39,690

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Wallace R. Weitz

Wallace R. Weitz
President (Principal Executive Officer)

Date:	July 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth R. Stoll

Kenneth R. Stoll
Principal Financial Officer

Date:	July 31, 2009